STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 12—STOCK-BASED COMPENSATION

313 Incentive Units

The Company’s indirect parent, 313 Acquisition LLC (“313”), which is wholly owned by the Investors, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). As of September 30, 2014, a total of 75,181,252 Incentive Units had been awarded to current and former members of senior management and a board member, of which 46,484,562 were issued to the Company’s Chief Executive Officer and President. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates (“Blackstone”). The Company anticipates making comparable equity incentive grants at 313 to other members of senior management and adopting other equity and cash-based incentive programs for other members of management from time to time. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility of 55% to 65%; expected exercise term from 4 to 5 years; and risk-free rate of 0.62% to 1.18%.

Vivint Stock Appreciation Rights

The Company’s subsidiary, Vivint, has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by Blackstone. In connection with this plan, 7,296,250 SARs were outstanding as of September 30, 2014. In addition, 36,065,303 SARs have been set aside for funding incentive compensation pools pursuant to long-term incentive plans established by the Company.

The fair value of the Vivint awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 55% to 60%, expected dividends of 0%; expected exercise term between 6.01 and 6.50 years; and risk-free rates between 1.72% and 1.77%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint awards.

Wireless Stock Appreciation Rights

The Company’s subsidiary, Vivint Wireless, has awarded SARs to various key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 70,000 SARs were outstanding as of September 30, 2014. The Company anticipates making similar grants from time to time.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term of 6.50 years; and risk-free rate of 1.51%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards.

Stock-based compensation expense in connection with stock awards is presented by entity as follows (in thousands):

	Nine Months Ended
	September 30,
	2014	2013
Operating expenses	$46	$33
Selling expenses	136	101
General and administrative expenses	1,181	1,183

Total stock-based compensation	$1,363	$1,317

NOTE 13—STOCK-BASED COMPENSATION

Stock-Based Compensation

Successor

313 Incentive Units

As of December 31, 2013, 313 Acquisition LLC had authorized a total of 74,062,836 profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 Acquisition LLC (“Incentive Units”). As of December 31, 2013, a total of 69,659,562 Incentive Units had been awarded to members of senior management and a board member, of which 46,484,562 were issued to the Company’s Chief Executive Officer and President in conjunction with the Transactions. The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates. The Company anticipates making comparable equity incentive grants at 313 Acquisition LLC to other members of senior management and adopting other equity and cash-based incentive programs for other members of management from time to time. The fair value of stock-based awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The grant date fair value was determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility of 60% to 65%; expected exercise term from 4.3 to 5 years; and risk-free rate of 0.62% to 1.18%. A summary of the Incentive Unit activity for the Successor Period from November 17, 2012 through December 31, 2012 and the year ended December 31, 2013 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
Outstanding, November 17, 2012	46,484,562	$1.00	$1.00
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—

Outstanding, December 31, 2012	46,484,562	1.00	1.00

Granted	23,175,000	1.00	1.00
Forfeited	(1,200,000)	1.00	1.00
Exercised	—	—	—

Outstanding, December 31, 2013	68,459,562	1.00	1.00	9.12	$20,537,869

Unvested shares expected to vest after December 31, 2013	64,000,028	1.00	1.00
Exercisable at December 31, 2013	4,459,534	1.00	1.00	9.11	1,337,860

As of December 31, 2013, there was $6,820,000 of unrecognized compensation expense related to outstanding Incentive Units, which will be recognized over a weighted-average period of 3.89 years.

Vivint Stock Appreciation Rights

During the year ended December 31, 2013, the Company’s subsidiary, Vivint, awarded Stock Appreciation Rights (“SARs”) to various levels of key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint. The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates. In connection with this plan, 8,262,500 SARs have been granted as of December 31, 2013. In addition, 36,065,303 have been reserved for future issuance in accordance with a long-term incentive plan established by the Company. Vivint expects to continue regular quarterly grants to new employees who meet the award criteria.

The fair value of the Vivint awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 60%, expected dividends of 0%; expected exercise term of 6.04 years; and risk-free rate of 1.72%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint awards. There was no SAR activity for the Successor Period from November 17, 2012 through December 31, 2012. A summary of the SAR activity for the year ended December 31, 2013 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
Outstanding, December 31, 2012	—	$—	$—
Granted	8,262,500	1.00	1.00
Forfeited	(356,250)	1.00	1.00
Exercised	—	—	—

Outstanding, December 31, 2013	7,906,250	1.00	1.00	9.55	$2,371,875

Unvested shares expected to vest after December 31, 2013	7,498,524	1.00	1.00
Exercisable at December 31, 2013	407,726	1.00	1.00	9.54	122,318

As of December 31, 2013, there was $902,000 of unrecognized compensation expense related to outstanding Vivint awards, which will be recognized over a weighted-average period of 3.99 years.

Vivint Wireless Stock Appreciation Rights

During the year ended December 31, 2013, the Company’s subsidiary, Vivint Wireless, awarded SARs to various key employees. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Wireless. The SARs are subject to a five year time-based ratable vesting period. In connection with this plan, 70,000 SARs have been granted as of December 31, 2013. The Company anticipates making comparable grants from time to time.

The fair value of the Vivint Wireless awards is measured at the grant date and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility of 65%, expected dividends of 0%; expected exercise term of 6.50 years; and risk-free rate of 1.51%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Wireless awards. There was no SAR activity for the Successor Period from November 17, 2012 through December 31, 2012. A summary of the SAR activity for the year ended December 31, 2013 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
Outstanding, December 31, 2012	—	$—	$—
Granted	70,000	5.00	5.00
Forfeited	—	—	—
Exercised	—	—	—

Outstanding, December 31, 2013	70,000	5.00	5.00	9.42	$105,000

Unvested shares expected to vest after December 31, 2013	70,000	5.00	5.00
Exercisable at December 31, 2013	—	—	—	—	—

As of December 31, 2013, there was $142,000 of unrecognized compensation expense related to all Vivint Wireless awards, which will be recognized over a weighted-average period of 4.42 years.

Predecessor

The fair value of stock-based awards was measured at the grant date and was recognized as expense over the employee’s requisite service period. The fair value was determined using a Black-Scholes valuation model for stock options and for purchase rights under the Company’s Stock Option Plan (the “Plan”). The Plan permitted the grant of stock options to employees for up to 1,550 shares of the Company’s Series C common stock. In connection with the Merger, the Plan was terminated subsequent to the exercise of all outstanding options. A summary of option activity under the Plan and changes during the Predecessor Period ended November 16, 2012 is presented below:

	Shares Subject to Outstanding Options	Weighted Average Exercise Price per Share
Outstanding, January 1, 2012	1,386	$3,136
Granted	470	4,664
Forfeited	(343)	4,026
Exercised	(1,513)	3,409

Outstanding, November 16, 2012	—	—

Unvested shares expected to vest after November 16, 2012	—	—

Due to the sale of the company provision in the Plan, all unvested options immediately vested and were exercised on November 16, 2012.

Stock-based compensation expense in connection with all stock-based awards for the year ended December 31, 2013, the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012 and the year ended December 31, 2011 is presented by entity as follows (in thousands):

	Successor		Predecessor
	Year ended December 31, 2013	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	Year ended December 31, 2011

Operating expenses	$62	$—	$14	$19
Selling expenses	158	—	36	3
General and administrative expenses	1,736	—	2,321	758

Total stock-based compensation	$1,956	$—	$2,371	$780